Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Rental expenses	$ 293	$ 299	$ 270
Operating Leases
2014	158
2015	128
2016	107
2017	75
2018	29
Thereafter	40
Total operating leases, minimum lease payments	537
Purchase obligations
2014	334
2015	64
2016	42
2017	21
2019 and after	$ 20